SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, other than as described below.

Prior to the maturity date of October 13, 2024, FINRA approved a one-year extension for $1,280,000 in Subordinated notes. The interest rate on the subordinated notes increased from 5% to 8% and the notes mature on October 13, 2025. One of the notes, $20,000, was not renewed and will not be included in the Net Capital calculations. The note will be treated as debt.

On October 21, 2024, the Company held a special meeting of stockholders (the “Special Meeting”) in connection with the 1-for-30 Reverse Stock Split Proposal, 1-for-40 Reverse Stock Split Proposal, 1-for-50 Reverse Stock Split Proposal, 1-for-60 Reverse Stock Split Proposal, and Authorized Share Increase Proposal as defined and described in the definitive proxy statement filed by the Company with the SEC on October 8, 2024 (the “Proxy Statement”). The Company’s board of directors subsequently approved the 1-for-60 Reverse Stock Split ratio.

The proposal to amend the Company’s amended and restated certificate of incorporation to increase the number of authorized shares of Common Stock from 100,000,000 shares to 500,000,000 shares and the number of authorized shares of preferred stock, par value $0.0001 per share, from 1,000,000 shares to 25,000,000 shares. On December 30, 2024, the Company filed a certificate of amendment to the amended and restated certificate of incorporation to increase the number of authorized shares of common stock and preferred stock.

On October 23, 2024, AtlasClear Holdings, Quantum Ventures, Chardan and Chardan Quantum LLC entered into the Settlement Agreement discussed above. In connection with the Settlement Agreement, Chardan exchanged the convertible, interest-bearing Original Chardan Note originally issued by the Company on February 9, 2024, in the aggregate principal amount of $4,150,000 for an amended non-interest bearing, convertible note in the aggregate principal amount of $5,209,764. While the amended Chardan Note does not bear interest, it can be converted from time to time by Chardan into shares of Common Stock on terms substantially similar to the conversion provisions in the Original Chardan Note, and any remaining outstanding principal is to be repaid in full on the same maturity date as the Original Note.

In connection with the Settlement Agreement, on October 23, 2024, the Company and Chardan entered into an amendment (the “Chardan Amended RRA”) to the registration rights agreement, dated February 9, 2024, pursuant to which the Company agreed, among other things, to file, by December 31, 2024, a registration statement with the SEC, registering the resale of shares of Common Stock issuable upon conversion of the Amended Chardan Note. If the resale registration statement (i) is not filed by December 31, 2024, then the interest rate of the Amended Chardan Note will increase by 2% per annum until the date of the filing, and shall be prorated for such period until the date of such filing and (ii) is not effective by March 31, 2025, then the interest rate on the Amended Chardan Note will increase to 19.99% per annum from March 31, 2025 until the date of effectiveness.

On November 14, 2024, the Company and Commercial Bancorp agreed to amend the agreement and plan of merger, dated November 16, 2022 (as amended, the “Bank Acquisition Agreement”), to extend the termination date of the Bank Acquisition Agreement from November 16, 2024, to May 14, 2025. Pursuant to the amendment, the parties expect to enter into a new and mutually agreed agreement for the Company to acquire the shares held by such shareholders of Commercial Bancorp. No Commercial Bancorp shareholder is required to agree to such amended or new agreement. Failure to enter into a new agreement or amendment to the Bank Acquisition Agreement shall constitute termination of the Bank Acquisition Agreement without liability. The Company shall issue to the shareholders of Commercial Bancorp, without additional compensation, 500,000 shares of common stock and the previously issued 40,000 shares to the Commercial Bancorp shareholders shall be cancelled. The shares have not yet been issued as of the date of filing.

NOTE 21. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, other than as described below.

On July 5, 2024 pursuant to the transactions contemplated by a letter of intent, between AtlasClear and Pacsquare for the Source Code Purchase Agreement and Master Services Agreement, the Company issued and additional 500,000 shares to Pacsquare.

In accordance with the Chardan Convertible Note agreement, the note holder converted $725,000 in principle and received 2,263,031 shares on various dates subsequent to June 30, 2024, 493,909 of the shares were transferred by Atlas Fintech, Co-Sponsor. In addition, interest for the quarter ended March 31, 2024 and June 30, 2024 was paid with shares transferred by a Atlas Fintech on behalf of the Company for a total of 198,196 shares.

Subsequent to June 30, 2024, Quantum Venture, Co-Sponsor and Atlas Fintech, Co-Sponsor transferred 1,558,923 and 1,183,629 shares respectively as payment of interest under various Note obligations such as the Promissory notes, Secured Convertible notes and the Short and long term notes due to sellers.

On July 31, 2024, the Company and Tau entered into the ELOC Agreement. Pursuant to the ELOC Agreement, upon the terms thereof and subject to the satisfaction of certain conditions, the Company has the right from time to time at the Company’s option to direct Tau to purchase up to a specified maximum amount of shares of our Common Stock, up to a maximum aggregate purchase price of $10 million (the “Aggregate Limit”), over the 24-month term of the ELOC Agreement. The Company may request, individual advances up to the greater of 100,000 shares or such amount as is equal to 50% of the average daily volume traded of the Common Stock during the 30 trading days immediately prior to the date the request of each advance, subject to the Aggregate Limit. Any such advance will reduce amounts that the Company can request for future advances and draw downs. The purchase price payable for the shares sold pursuant to any advance will be equal to 97% of the lowest VWAP of the Common Stock during a pricing period of three consecutive trading days following Tau’s receipt of the applicable advance notice. Tau’s obligation to purchase the shares the Company request to sell pursuant to any advance is conditioned upon, in addition to certain other customary closing conditions, the continued effectiveness of a registration statement pursuant to which Tau may freely sell the shares to be received. 10,000,000 of the shares of Common Stock that may be issuable to Tau pursuant to the ELOC Agreement are being registered hereby. Tau is an underwriter within the meaning of Section 2(a)(11) of the Securities Act. The registration of the shares hereunder does not mean that Tau will actually purchase or that the Company will actually issue and sell all or any of the 10,000,000 shares of our Common Stock being registered for potential issuance to Tau pursuant to this registration statement. The Company has issued 2,475,000 shares under the ELOC.

On August 9, 2024, the Company entered into a Satisfaction of Discharge of indebtedness agreement with Atlas Fintech Holdings Corporation. In the agreement the Company agreed to issue 2,788,276 shares in satisfaction of $803,860 included in accounts payable. In addition the Company issued 1,337,500 shares as reimbursement for 1,183,629 shares that were transferred by Atlas Fintech Holdings Corporation to satisfy the Company requirements to pay interest on various loans with unrestricted shares. The company agreed to compensate the Atlas Fintech Holding Corporation 13% fee. As such a total of 4,125,776 Common Stock shares were transferred.

On August 28, 2024, the Company issued an additional 1,055,448 shares to the Wilson-Davis selling shareholders as payment of interest under the short term and long term note and as consideration for the Merger Consideration paid in stock.

On August 29, 2024, the Company issued 12,000 shares of Common Stock to Lead Nectar in lieu of payment for internet marketing services in the amount of $20,000, at a price per share of $1.66.

On July 10, 2024 and August 29, 2024, the Company issued 1,602,994 and 882,668 shares, respectively as partial conversion and payments of interest on the Short- and Long term Sellers Notes, the July distribution included share transfer from counders to cover the contingent guarantee made to the sellets.

Prior to the maturity date of October 13, 2024, FINRA approved a one-year extension for $1,280,000 in Subordinated notes. The interest rate on the subordinated notes increased from 5% to 8% and the notes mature on October 13, 2025. One of the notes, $20,000, was not renewed and will not be included in the Net Capital calculations. The note will be treated as debt.